Shareholders' Equity (Details Textual) - USD ($) $ / shares in Units, $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2008	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2009	Dec. 31, 2011
Shareholders' Equity (Textual)
Purchased an aggregate amount of ordinary shares	3,165,092				3,165,092
Total consideration	$ 2,800				$ 2,800
Dividends paid per share		$ 0.26	$ 0.30	$ 0.32
Compensation costs		$ 200	$ 224	$ 182
Total unrecognized compensation costs		$ 408
Total compensation cost not yet recognized, weighted average period for recognition		1 year 5 months 1 day
Exercise of options issued to employees from treasury shares			$ 39	53
Treasury shares		1,763,684	2,220,792
Treasury value		$ 1,204	$ 1,515
Total intrinsic value of options exercised		115	226	70
Aggregate intrinsic value of the outstanding options		$ 767
Options not exercised, expiration period after the day of grant		5 years
Aggregate intrinsic value of the exercisable options		$ 31
Paid dividends to shareholders		$ 5,100	$ 5,800	$ 6,200
Minimum [Member]
Shareholders' Equity (Textual)
Outstanding options granted, vesting period		2 years
Maximum [Member]
Shareholders' Equity (Textual)
Outstanding options granted, vesting period		4 years
2011 Share Incentive Plan [Member]
Shareholders' Equity (Textual)
Options granted exercise price of ordinary shares, description		In the years ended December 31, 2019 and 2018, the options were granted with an exercise price equal to par value of NIS 0.01.	In the years ended December 31, 2019 and 2018, the options were granted with an exercise price equal to par value of NIS 0.01.	In the year ended December 31, 2017, the options were granted with an exercise price equal to the average closing price per share of the Company's ordinary shares on the stock market during the 30-day trading period immediately preceding the date of grant of such option, or with an exercise price equal to par value of NIS 0.01.
2011 Share Incentive Plan [Member] | Israel, New Shekels [Member]
Shareholders' Equity (Textual)
Options for ordinary shares						1,800,000
Par value granted to employees						$ 0.01